Note 6 - Loans (Detail) - Average Recorded Investment and Income Recognized on Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	$ 24,025	$ 24,391	$ 21,769
Period End Loans With No Allocated Allowance Interest Income Recognized	1,452	789	417
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	11,441	9,725	9,162
Period End Loans With Allocated Allowance Interest Income Recognized	76	28	125
Total
Average Recorded Investment	35,466	34,116	30,931
Interest Income Recognized	1,528	817	542
Commercial and Industrial [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	2,862	2,073	1,121
Period End Loans With No Allocated Allowance Interest Income Recognized	160	116	0
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	880	722	438
Period End Loans With Allocated Allowance Interest Income Recognized	24	0	0
Total
Average Recorded Investment	3,742	2,795	1,559
Interest Income Recognized	184	116	0
Commercial Real Estate Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	10,213	12,444	12,432
Period End Loans With No Allocated Allowance Interest Income Recognized	846	452	158
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	10,561	9,003	8,724
Period End Loans With Allocated Allowance Interest Income Recognized	52	28	125
Total
Average Recorded Investment	20,774	21,447	21,156
Interest Income Recognized	898	480	283
First Lien Residential Mortgage Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	9,998	9,223	7,721
Period End Loans With No Allocated Allowance Interest Income Recognized	416	219	253
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	0	0	0
Period End Loans With Allocated Allowance Interest Income Recognized	0	0	0
Total
Average Recorded Investment	9,998	9,223	7,721
Interest Income Recognized	416	219	253
Junior Lein Residential Mortgage Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	502	459	295
Period End Loans With No Allocated Allowance Interest Income Recognized	13	2	1
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	0	0	0
Period End Loans With Allocated Allowance Interest Income Recognized	0	0	0
Total
Average Recorded Investment	502	459	295
Interest Income Recognized	13	2	1
Consumer Loans [Member]
Period end loans with no allocated allowance for loan losses
Period End Loans With No Allocated Allowance Average Recorded Investment	450	192	200
Period End Loans With No Allocated Allowance Interest Income Recognized	17	0	5
Period end loans with allocated allowance for loan losses
Period End Loans With Allocated Allowance Average Recorded Investment	0	0	0
Period End Loans With Allocated Allowance Interest Income Recognized	0	0	0
Total
Average Recorded Investment	450	191	200
Interest Income Recognized	$ 17	$ 0	$ 5